SUPPLEMENT DATED MARCH 27, 2023
to

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE, AND MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding an investment option that is available under your Contract.

Effective on or about May 1, 2023, the name of the following investment option will be changed:

Current Name	New Name

AB Small/Mid Cap Value Portfolio	AB Discovery Value Portfolio

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.